Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 90.2%
	China: 51.3%
8,500	AAC Technologies Holdings, Inc.	$ 43,346	0.3
1,026,746	Bank of China Ltd. - H Shares	390,845	2.7
113,451	Bank of Communications Co., Ltd. - H Shares	69,099	0.5
47,629	BOC Hong Kong Holdings Ltd.	130,743	0.9
1,400,107	China Construction Bank - H Shares	1,138,073	7.9
95,911	China Life Insurance Co., Ltd. - H Shares	185,209	1.3
36,000	China Mengniu Dairy Co., Ltd.	124,154	0.9
79,601	China Mobile Ltd.	596,552	4.2
48,991	China Overseas Land & Investment Ltd.	150,203	1.0
312,438	China Petroleum & Chemical Corp. - H Shares	152,659	1.1
42,444	China Resources Land Ltd.	173,235	1.2
43,841	China Shenhua Energy Co., Ltd. - H Shares	82,836	0.6
79,110	China Unicom Hong Kong Ltd.	46,141	0.3
93,811	CITIC Ltd.	97,225	0.7
230,714	CNOOC Ltd.	239,752	1.7
98,000	Country Garden Holdings Co. Ltd.	117,161	0.8
60,000	CSPC Pharmaceutical Group Ltd.	118,025	0.8
71,000	Geely Automobile Holdings Ltd.	103,037	0.7
9,000	Hengan International Group Co., Ltd.	67,223	0.5
955,340	Industrial & Commercial Bank of China - H Shares	651,713	4.5
272,604	PetroChina Co., Ltd. - H Shares	98,803	0.7
76,932	Ping An Insurance Group Co. of China Ltd. - H Shares	751,338	5.2
10,700	Shenzhou International Group Holdings Ltd.	112,244	0.8
98,000	Sino Biopharmaceutical Ltd.	127,897	0.9
9,200	Sunny Optical Technology Group Co. Ltd.	121,696	0.9
28,475	Tencent Holdings Ltd.	1,407,451	9.8
73,000	Want Want China Holdings Ltd.	52,641	0.4
		7,349,301	51.3

	Hong Kong: 28.5%
148,800	AIA Group Ltd.	1,332,451	9.3
33,536	CK Asset Holdings Ltd.	181,956	1.3
34,832	CK Hutchison Holdings Ltd.	232,161	1.6
10,330	CK Infrastructure Holdings Ltd.	54,686	0.4
24,431	CLP Holdings Ltd.	223,788	1.5
25,706	Hang Lung Properties Ltd.	51,837	0.4
9,843	Hang Seng Bank Ltd.	167,698	1.2
18,828	Henderson Land Development Co., Ltd.	71,262	0.5
132,043	Hong Kong & China Gas	216,211	1.5
15,541	Hong Kong Exchanges and Clearing Ltd.	465,598	3.2
27,100	Link REIT	228,412	1.6
20,143	MTR Corp.	103,608	0.7
79,100	New World Development Ltd.	84,343	0.6
17,822	Power Assets Holdings Ltd.	105,724	0.7
41,265	Sino Land Co.	51,934	0.4
15,055	Sun Hung Kai Properties Ltd.	196,830	1.4
6,591	Swire Pacific Ltd. - Class A	41,956	0.3
19,000	Techtronic Industries Co., Ltd.	120,648	0.8
114,000 (1)	WH Group Ltd.	105,223	0.7
13,637	Wharf Real Estate Investment Co. Ltd.	55,624	0.4
		4,091,950	28.5

	Macau: 2.0%
28,000	Galaxy Entertainment Group Ltd.	147,471	1.0
36,800	Sands China Ltd.	133,882	1.0
		281,353	2.0

	United Kingdom: 8.4%
214,028	HSBC Holdings PLC (HKD)	1,208,570	8.4

Total Common Stock
(Cost $9,165,535)		12,931,174	90.2

SHORT-TERM INVESTMENTS: 7.7%
	Mutual Funds: 7.7%
1,099,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $1,099,000)	1,099,000	7.7

Total Short-Term Investments
(Cost $1,099,000)		1,099,000	7.7

Total Investments in Securities (Cost $10,264,535)		$ 14,030,174	97.9
Assets in Excess of Other Liabilities		299,916	2.1
Net Assets		$ 14,330,090	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	45.3%
Communication Services	14.3
Real Estate	9.8
Utilities	4.2
Energy	4.0
Industrials	3.9
Consumer Discretionary	3.5
Consumer Staples	2.4
Health Care	1.7
Information Technology	1.1
Short-Term Investments	7.7
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
China	$ –	$ 7,349,301	$ –	$ 7,349,301
Hong Kong	–	4,091,950	–	4,091,950
Macau	–	281,353	–	281,353
United Kingdom	–	1,208,570	–	1,208,570
Total Common Stock	–	12,931,174	–	12,931,174
Short-Term Investments	1,099,000	–	–	1,099,000
Total Investments, at fair value	$ 1,099,000	$ 12,931,174	$ –	$ 14,030,174
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,105	–	1,105
Futures	14,505	–	–	14,505
Total Assets	$ 1,113,505	$ 12,932,279	$ –	$ 14,045,784
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$ –	$ (532)	$ –	$ (532)
Total Liabilities	$ –	$ (532)	$ –	$ (532)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 3,813,000	USD 490,905	BNP Paribas	04/24/20	$ 874
HKD 10,347,000	USD 1,334,266	State Street Bank and Trust Co.	04/24/20	231

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 149,136	HKD 1,158,000	The Bank of New York Mellon	04/24/20	$ (216)
USD 163,420	HKD 1,269,000	The Bank of New York Mellon	04/24/20	(249)
USD 77,489	HKD 601,000	The Bank of New York Mellon	04/24/20	(25)
USD 41,229	HKD 320,000	UBS AG	04/24/20	(42)
				$ 573

At March 31, 2020, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini-Hang Seng Index	45	04/28/20	$ 1,376,802	$ 14,505
			$ 1,376,802	$ 14,505

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $10,764,120.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,279,799
Gross Unrealized Depreciation	(983,088)
Net Unrealized Depreciation	$3,296,711